Accounting policies - Exposure to foreign currency risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sensitivity of consolidated profit and consolidated equity
Appreciation variation (as a percent)	1.00%
Depreciation variation (as a percent)	1.00%
USD
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	€ (161.3)	€ (162.3)	€ (157.9)
1 % appreciation of euro, Effect on consolidated profit	(3.5)	(4.1)	(1.4)
1 % depreciation of euro, Effect on consolidated equity	164.6	165.6	161.1
1 % depreciation of euro, Effect on consolidated profit	3.5	4.2	1.5
Chilean peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(21.8)	(22.9)	(29.0)
1 % appreciation of euro, Effect on consolidated profit	(2.3)	(5.1)	(1.8)
1 % depreciation of euro, Effect on consolidated equity	22.2	23.4	29.6
1 % depreciation of euro, Effect on consolidated profit	2.4	5.2	1.8
GBP
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(189.2)	(171.2)	(176.6)
1 % appreciation of euro, Effect on consolidated profit	(3.9)	(4.5)	(3.1)
1 % depreciation of euro, Effect on consolidated equity	193.0	174.7	180.2
1 % depreciation of euro, Effect on consolidated profit	4.0	4.6	3.2
MXN
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(22.6)	(18.3)	(16.0)
1 % appreciation of euro, Effect on consolidated profit	(3.3)	(1.7)	(1.2)
1 % depreciation of euro, Effect on consolidated equity	23.1	18.6	16.3
1 % depreciation of euro, Effect on consolidated profit	3.4	1.8	1.2
BRL
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(71.6)	(85.6)	(93.1)
1 % appreciation of euro, Effect on consolidated profit	(10.4)	(5.6)	(6.5)
1 % depreciation of euro, Effect on consolidated equity	73.1	87.4	95.0
1 % depreciation of euro, Effect on consolidated profit	10.6	5.7	6.6
Polish zloty
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(38.3)	(36.2)	(34.5)
1 % appreciation of euro, Effect on consolidated profit	(1.2)	(4.2)	(1.5)
1 % depreciation of euro, Effect on consolidated equity	39.0	36.9	35.2
1 % depreciation of euro, Effect on consolidated profit	1.2	4.2	1.5
Argentine peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(6.9)	(7.8)	(7.4)
1 % appreciation of euro, Effect on consolidated profit	(1.2)	(0.6)	(3.5)
1 % depreciation of euro, Effect on consolidated equity	7.0	8.0	7.6
1 % depreciation of euro, Effect on consolidated profit	€ 1.3	€ 0.6	€ 3.6